Nuveen Gresham Diversified Commodity Strategy Fund

Consolidated Portfolio of Investments    December 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 96.8%

	REPURCHASE AGREEMENTS – 12.2%

$1,442	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/19, repurchase price $1,441,578, collateralized by $1,205,000 U.S. Treasury Bonds, 3.375%, due 11/15/48, value $1,471,940	0.650%	1/02/20	N/A	$1,441,526

7,496	Repurchase Agreement with State Street Bank, dated 12/31/19, repurchase price $7,496,280, collateralized by $7,555,200 U.S. Treasury Notes, 2.000%, due 8/31/21, value $7,646,184, (3)	0.050%	1/02/20	N/A	7,496,259
8,938	Total Repurchase Agreements (cost $8,937,785)				8,937,785

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 84.6%

3,750	Federal Home Loan Bank Bonds	3.375%	6/12/20	Aaa	3,777,297

1,000	Federal Home Loan Bank Bonds	1.875%	8/06/20	Aaa	1,000,879

1,500	Federal Home Loan Bank Bonds	2.875%	9/11/20	Aaa	1,510,891

500	Federal National Mortgage Association	1.375%	5/01/20	Aaa	499,539

1,977	U.S. Treasury Bills (3), (4)	0.000%	3/26/20	Aaa	1,970,045

3,050	U.S. Treasury Notes	1.375%	1/15/20	N/R	3,049,692

2,750	U.S. Treasury Notes	1.250%	1/31/20	N/R	2,749,115

3,000	U.S. Treasury Notes	1.375%	2/15/20	Aaa	2,998,949

3,500	U.S. Treasury Notes	1.250%	2/29/20	Aaa	3,497,680

2,080	U.S. Treasury Notes	2.250%	3/31/20	Aaa	2,082,925

3,000	U.S. Treasury Notes	1.500%	4/15/20	Aaa	2,999,180

3,500	U.S. Treasury Notes	1.375%	4/30/20	Aaa	3,496,712

3,065	U.S. Treasury Notes	1.500%	5/15/20	Aaa	3,063,444

2,730	U.S. Treasury Notes	1.500%	5/31/20	Aaa	2,728,494

2,465	U.S. Treasury Notes	1.500%	6/15/20	Aaa	2,464,133

3,055	U.S. Treasury Notes	1.875%	6/30/20	Aaa	3,058,699

2,375	U.S. Treasury Notes	1.500%	7/15/20	Aaa	2,373,506

3,300	U.S. Treasury Notes	1.500%	8/15/20	Aaa	3,297,376

2,200	U.S. Treasury Notes	2.625%	8/31/20	Aaa	2,214,050

3,100	U.S. Treasury Notes	1.375%	9/15/20	Aaa	3,094,227

3,000	U.S. Treasury Notes	1.375%	10/31/20	Aaa	2,992,938

1,250	U.S. Treasury Notes	2.625%	11/15/20	Aaa	1,260,425

2,750	U.S. Treasury Notes	1.625%	11/30/20	Aaa	2,749,170

3,000	U.S. Treasury Notes	1.875%	12/15/20	Aaa	3,006,330
$61,897	Total U.S. Government and Agency Obligations (cost $61,863,667)				61,935,696
	Total Short-Term Investments (cost $70,801,452)				70,873,481
	Other Assets Less Liabilities – 3.2% (5)				2,379,627
	Net Assets – 100%				$73,253,108

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2019

(Unaudited)

Investments in Derivatives (6)

Futures Contracts

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	51	March 2020	$3,052,290	$3,366,000	$313,710	$(34,170)

	ICE Brent Crude Oil Futures Contract	Long	40	May 2020	2,397,840	2,587,200	189,360	(28,000)

	ICE Brent Crude Oil Futures Contract	Long	23	July 2020	1,426,326	1,459,580	33,254	(16,330)

	NYMEX WTI Crude Oil Futures Contract	Long	77	March 2020	4,516,130	4,679,290	163,160	(51,590)

	NYMEX WTI Crude Oil Futures Contract	Long	35	May 2020	1,867,132	2,098,950	231,818	(24,150)

	NYMEX WTI Crude Oil Futures Contract	Long	13	July 2020	774,573	765,310	(9,263)	765,310
	Total Crude Oil		239		14,034,291	14,956,330	922,039	611,070

	Gas Oil

	ICE Low Sulphur Gas Oil Futures Contract	Long	24	March 2020	1,411,176	1,467,001	55,825	(19,800)

	ICE Low Sulphur Gas Oil Futures Contract	Long	16	May 2020	958,846	962,800	3,954	(14,000)
	Total Gas Oil		40		2,370,022	2,429,801	59,779	(33,800)

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	19	March 2020	1,548,681	1,609,167	60,486	(16,838)

	NYMEX NY Harbor ULSD Futures Contract	Long	9	May 2020	729,427	750,028	20,601	(7,711)
	Total Heating Oil		28		2,278,108	2,359,195	81,087	(24,549)

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	131	March 2020	3,069,931	2,826,980	(242,951)	1,310

	NYMEX Natural Gas Futures Contract	Long	13	May 2020	309,051	284,440	(24,611)	390
	Total Natural Gas		144		3,378,982	3,111,420	(267,562)	1,700

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	27	March 2020	1,871,815	1,931,202	59,387	(37,195)

	NYMEX Gasoline RBOB Futures Contract	Long	23	May 2020	1,752,732	1,816,660	63,928	(28,980)
	Total Unleaded Gas		50		3,624,547	3,747,862	123,315	(66,175)
	Total Energy		501		25,685,950	26,604,608	918,658	488,246

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	83	January 2020	3,685,688	3,712,694	27,006	(37,869)

	LME Primary Aluminum Futures Contract	Short	(83)	January 2020	(3,621,619)	(3,712,694)	(91,075)	37,869

	LME Primary Aluminum Futures Contract	Long	69	March 2020	3,037,031	3,122,250	85,219	(31,481)

	LME Primary Aluminum Futures Contract	Short	(15)	March 2020	(670,244)	(678,750)	(8,506)	6,844

	LME Primary Aluminum Futures Contract	Long	15	May 2020	674,500	683,063	8,563	(6,563)

	LME Primary Aluminum Futures Contract	Short	(1)	May 2020	(44,250)	(45,538)	(1,288)	438
	Total Aluminum		68		3,061,106	3,081,025	19,919	(30,762)

	Copper

	CEC Copper Futures Contract	Long	16	March 2020	1,061,250	1,118,800	57,550	(14,600)

	CEC Copper Futures Contract	Long	10	July 2020	704,842	703,624	(1,218)	(8,625)

Investments in Derivatives (6) (continued)

Futures Contracts (continued)

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Industrial Metals (continued)	Copper (continued)

	LME Copper Futures Contract	Long	30	January 2020	$4,326,904	$4,618,875	$291,971	$(35,625)

	LME Copper Futures Contract	Short	(30)	January 2020	(4,467,788)	(4,618,875)	(151,087)	35,625

	LME Copper Futures Contract	Long	29	March 2020	4,345,721	4,476,875	131,154	(33,531)

	LME Copper Futures Contract	Short	(9)	March 2020	(1,315,681)	(1,389,375)	(73,694)	10,406

	LME Copper Futures Contract	Long	8	May 2020	1,170,607	1,236,500	65,893	(9,100)

	LME Copper Futures Contract	Short	(4)	May 2020	(622,000)	(618,250)	3,750	4,550

	LME Copper Futures Contract	Long	4	July 2020	622,500	618,800	(3,700)	(4,550)
	Total Copper		54		5,826,355	6,146,974	320,619	(55,450)

	Lead

	LME Lead Futures Contract	Long	14	January 2020	742,813	670,950	(71,863)	(5,600)

	LME Lead Futures Contract	Short	(14)	January 2020	(686,100)	(670,950)	15,150	5,600

	LME Lead Futures Contract	Long	14	March 2020	688,038	674,975	(13,063)	(5,250)

	LME Lead Futures Contract	Short	(5)	March 2020	(242,675)	(241,063)	1,612	1,875

	LME Lead Futures Contract	Long	3	May 2020	145,650	144,806	(844)	(1,050)
	Total Lead		12		647,726	578,718	(69,008)	(4,425)

	Nickel

	LME Nickel Futures Contract	Long	18	January 2020	1,669,145	1,508,544	(160,601)	(31,212)

	LME Nickel Futures Contract	Short	(18)	January 2020	(1,518,756)	(1,508,544)	10,212	31,212

	LME Nickel Futures Contract	Long	17	March 2020	1,422,054	1,430,550	8,496	(29,376)

	LME Nickel Futures Contract	Short	(2)	March 2020	(166,350)	(168,300)	(1,950)	3,456
	Total Nickel		15		1,406,093	1,262,250	(143,843)	(25,920)

	Zinc

	LME Zinc Futures Contract	Long	29	January 2020	1,677,013	1,653,725	(23,288)	(24,106)

	LME Zinc Futures Contract	Short	(29)	January 2020	(1,721,863)	(1,653,725)	68,138	24,106

	LME Zinc Futures Contract	Long	27	March 2020	1,585,428	1,535,456	(49,972)	(22,444)

	LME Zinc Futures Contract	Short	(4)	March 2020	(232,825)	(227,475)	5,350	3,325
	Total Zinc		23		1,307,753	1,307,981	228	(19,119)
	Total Industrial Metals		172		12,249,033	12,376,948	127,915	(135,676)

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	76	March 2020	1,469,286	1,473,450	4,164	(1,900)

	CBOT Corn Futures Contract	Long	47	July 2020	917,157	942,350	25,193	(1,175)
	Total Corn		123		2,386,443	2,415,800	29,357	(3,075)

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	60	March 2020	1,831,966	1,828,200	(3,766)	14,400

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2019

(Unaudited)

Investments in Derivatives (6) (continued)

Futures Contracts (continued)

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Agriculturals (continued)	Soybean Oil

	CBOT Soybean Oil Futures Contracts	Long	37	March 2020	$712,652	$771,894	$59,242	$(15,096)

	CBOT Soybean Oil Futures Contracts	Long	9	May 2020	190,135	189,324	(811)	(3,726)
	Total Soybean Oil Futures		46		902,787	961,218	58,431	(18,822)

	Soybeans

	CBOT Soybean Futures Contracts	Long	65	March 2020	2,963,042	3,105,375	142,333	9,750

	CBOT Soybean Futures Contracts	Long	12	May 2020	582,718	581,250	(1,468)	1,650
	Total Soybeans		77		3,545,760	3,686,625	140,865	11,400

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	22	March 2020	486,110	534,600	48,490	6,050

	CBOT KC HRW Wheat Futures Contract	Long	6	May 2020	134,051	148,275	14,224	1,575

	CBOT Wheat Futures Contract	Long	38	March 2020	980,951	1,061,625	80,674	5,225

	CBOT Wheat Futures Contract	Long	11	May 2020	288,043	308,963	20,920	1,513

	CBOT Wheat Futures Contract	Long	16	July 2020	424,376	450,800	26,424	2,000

	MGEX Red Spring Wheat Futures Contract	Long	4	March 2020	106,816	112,200	5,384	800
	Total Wheat		97		2,420,347	2,616,463	196,116	17,163
	Total Agriculturals		403		11,087,303	11,508,306	421,003	21,066

Precious Metals	Gold

	CEC Gold 100 oz Futures Contract	Long	58	February 2020	8,548,712	8,833,980	285,268	26,100

	Palladium

	NYMEX Palladium Futures Contract	Long	5	March 2020	875,846	954,650	78,804	14,400

	Platinum

	NYMEX Platinum Futures Contract	Long	14	April 2020	627,760	684,460	56,700	8,680

	Silver

	CEC Silver Futures Contract	Long	23	March 2020	1,980,907	2,060,915	80,008	(9,200)
	Total Precious Metals		100		12,033,225	12,534,005	500,780	39,980

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	9	March 2020	238,527	228,600	(9,927)	6,930

	ICE Cocoa Futures Contract	Long	8	May 2020	194,725	203,280	8,555	5,760

	ICE Cocoa Futures Contract	Long	4	July 2020	101,358	101,440	82	101,440
	Total Cocoa		21		534,610	533,320	(1,290)	114,130

	Coffee

	ICE Coffee C Futures Contract	Long	10	March 2020	410,250	486,375	76,125	(9,188)

	ICE Coffee C Futures Contract	Long	4	May 2020	207,150	197,850	(9,300)	(3,675)

Investments in Derivatives (6) (continued)

Futures Contracts (continued)

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Foods & Fibers (continued)	Coffee (continued)

	ICE Coffee C Futures Contract	Long	11	July 2020	$488,527	$552,543	$64,016	$(10,313)

	LIFFE Coffee Robusta Futures Contract	Long	9	March 2020	128,949	124,380	(4,569)	630
	Total Coffee		34		1,234,876	1,361,148	126,272	(22,546)

	Cotton

	ICE Cotton No. 2 Futures Contract	Long	23	March 2020	734,171	794,075	59,904	(5,865)

	ICE Cotton No. 2 Futures Contract	Long	13	May 2020	406,247	456,170	49,923	(3,705)
	Total Cotton		36		1,140,418	1,250,245	109,827	(9,570)

	Sugar

	ICE Sugar 11 Futures Contract	Long	78	March 2020	1,040,547	1,172,371	131,824	(9,610)

	ICE White Sugar Futures Contract	Long	7	March 2020	117,533	125,720	8,187	(770)
	Total Sugar		85		1,158,080	1,298,091	140,011	(10,380)
	Total Foods & Fibers		176		4,067,984	4,442,804	374,820	71,634

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	12	March 2020	854,894	865,350	10,456	(1,650)

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	51	February 2020	1,509,184	1,457,070	(52,114)	(7,650)

	CME Lean Hogs Futures Contract	Long	9	April 2020	269,291	280,530	11,239	(2,520)
	Total Lean Hogs		60		1,778,475	1,737,600	(40,875)	(10,170)

	Live Cattle

	CME Live Cattle Futures Contract	Long	26	February 2020	1,297,610	1,309,620	12,010	(5,200)

	CME Live Cattle Futures Contract	Long	32	April 2020	1,602,187	1,627,840	25,653	(6,400)

	CME Live Cattle Futures Contract	Long	5	June 2020	232,322	237,800	5,478	(200)
	Total Live Cattle		63		3,132,119	3,175,260	43,141	(11,800)
	Total Livestock		135		5,765,488	5,778,210	12,722	(23,620)
	Total Futures Contracts		1,487		$70,888,983	$73,244,881	$2,355,898	$461,630

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2019

(Unaudited)

A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$8,937,785	$—	$8,937,785
U.S. Government and Agency Obligations	—	61,935,696	—	61,935,696
Investments in Derivatives:
Futures Contracts*	2,355,898	—	—	2,355,898
Total	$2,355,898	$70,873,481	$—	$73,229,379
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, security was held at the Subsidiary level.

(4)	Investment has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(6)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(7)

The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(8)	Total Number of Contracts, Notional Amount and Value include the net effect of LME short futures positions.

N/A	Not applicable

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

Nuveen Gresham Managed Futures Strategy Fund

Consolidated Portfolio of Investments    December 31, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 90.1%

	REPURCHASE AGREEMENTS – 11.8%

$751	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/19, repurchase price $750,532, collateralized by $630,000 U.S. Treasury Bonds, 3.375%, due 11/15/48, value $769,562	0.650%	1/02/20	N/A	$750,505

2,039	Repurchase Agreement with State Street Bank, dated 12/31/19, repurchase price $2,039,302, collateralized by $2,055,400 U.S. Treasury Notes, 2.000%, due 8/31/21, value $2,080,082, (3)	0.050%	1/02/20	N/A	2,039,296
2,790	Total Repurchase Agreements (cost $2,789,801)				2,789,801

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 78.3%

3,337	U.S. Treasury Bills	0.000%	3/19/20	F1+	3,326,425

11,538	U.S. Treasury Bills	0.000%	3/26/20	F1+	11,497,408

3,707	U.S. Treasury Bills	0.000%	4/23/20	F1+	3,689,323
$18,582	Total U.S. Government and Agency Obligations (cost $18,493,508)				18,513,156
	Total Short-Term Investments (cost $21,283,309)				21,302,957
	Other Assets Less Liabilities – 9.9% (4)				2,339,653
	Net Assets – 100%				$23,642,610

Investments in Derivatives

Futures Contracts

Fixed Income Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	ASX 3-Year Australian Bond Future	Long	57	March 2020	$4,628,690	$4,600,518	$(28,172)	$(5,220)

	CBOT 30-Day Fed Fund Future	Long	88	December 2020	36,168,641	36,156,226	(12,415)	(3,585)

	CBOT U.S. Treasury 2-Year Note Future	Long	44	March 2020	9,484,830	9,482,000	(2,830)	2,063

	CBOT U.S. Treasury 5-Year Note Future	Long	23	March 2020	2,736,240	2,728,016	(8,224)	(431)

	CBOT U.S. Treasury 10-Year Note Future	Long	8	March 2020	1,034,699	1,027,375	(7,324)	(875)

	CBOT U.S. Treasury Long Bond Future	Long	2	March 2020	319,067	311,813	(7,254)	(687)

	CBOT U.S. Treasury Ultra 10-Year Note Future	Long	5	March 2020	712,445	703,516	(8,929)	(859)

	CBOT U.S. Treasury Ultra Bond Future	Long	2	March 2020	375,691	363,313	(12,378)	(2,312)

	CME 90-Day Euro Future	Long	45	December 2020	11,073,152	11,067,750	(5,402)	(563)

	EUX 2-Year Euro-Schatz Future	Long	8	March 2020	1,004,737	1,004,191	(546)	(1)

	EUX 5-Year Euro-BOBL Future	Long	1	March 2020	150,309	149,893	(416)	(1)

	EUX 10-Year Euro-BUND Future	Long	1	March 2020	193,494	191,239	(2,255)	(4)

	EUX 30-Year Euro-BUXL Future	Long	1	March 2020	227,930	222,523	(5,407)	(9)

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2019

(Unaudited)

Investments in Derivatives (continued)

Futures Contracts (continued)

Fixed Income Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	EUX French Bond Euro-OAT Future	Short	(3)	March 2020	$(550,730)	$(547,737)	$2,993	$5

	EUX Short-Term Euro-BTP Future	Long	76	March 2020	9,573,176	9,584,567	11,391	20

	ICE 3-Month Euro-Euribor Future	Long	95	December 2020	26,747,462	26,737,611	(9,851)	(1,347)

	ICE 90-Day Sterling Future	Long	133	December 2020	21,864,820	21,866,220	1,400	8,729

	ICE Long Gilt Future	Long	4	March 2020	702,003	696,104	(5,899)	2,924

	Montreal Exchange Canadian 10-Year Bond Future	Long	2	March 2020	215,637	211,744	(3,893)	(895)
	Aggregate Long Fixed Income Futures Contracts		595		127,213,023	127,104,619	(108,404)	(3,053)
	Aggregate Short Fixed Income Futures Contracts		(3)		(550,730)	(547,737)	2,993	5

Currency Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	CME Australian Dollar Currency Futures Contract	Long	6	March 2020	$419,343	$422,280	$2,937	$1,288

	CME Brazilian Real Currency Futures Contract	Long	38	February 2020	939,285	952,280	12,995	6,074

	CME British Pound Currency Futures Contract	Long	13	March 2020	1,072,360	1,079,975	7,615	12,106

	CME Canadian Dollar Currency Futures Contract	Long	10	March 2020	764,561	770,850	6,289	3,609

	CME Euro Currency Futures Contract	Short	(2)	March 2020	(279,138)	(282,050)	(2,912)	(638)

	CME Euro FX/British Pound Cross Rate Currency Futures Contract	Short	(20)	March 2020	(2,805,207)	(2,810,801)	(5,594)	25,000

	CME Euro FX/Japanese Yen Cross Rate Currency Futures Contract	Long	12	March 2020	1,683,028	1,684,644	1,616	161

	CME Euro FX/Swiss Francs Cross Rate Currency Futures Contract	Short	(35)	March 2020	(4,931,026)	(4,903,906)	27,120	(1,760)

	CME Japanese Yen Currency Futures Contract	Short	(34)	March 2020	(3,928,417)	(3,929,338)	(921)	(8,713)

	CME Mexican Peso Currency Futures Contract	Long	120	March 2020	3,102,283	3,143,400	41,117	11,863

	CME New Zealand Dollar Currency Futures Contract	Long	12	March 2020	793,770	810,000	16,230	1,320

	CME Swiss Franc Currency Futures Contract	Long	7	March 2020	905,602	910,000	4,398	1,171

	ICE U.S. Dollar Index Futures Contract	Short	(5)	March 2020	(481,808)	(480,290)	1,518	1,236

	SGX Indian Rupee/USD Currency Futures Contract	Long	64	January 2020	1,792,944	1,790,080	(2,864)	128
	Aggregate Long Currency Futures Contracts		282		11,473,176	11,563,509	90,333	37,720
	Aggregate Short Currency Futures Contracts		(96)		(12,425,596)	(12,406,385)	19,211	15,125

Equity Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	ASX Share Price Index 200 Future	Long	3	March 2020	$353,053	$347,524	$(5,529)	$(7,257)

	CBOE Volatility Index Future	Short	(17)	February 2020	(293,552)	(282,625)	10,927	(282,625)

	CBOT DJIA E-Mini Index Future	Long	9	March 2020	1,268,407	1,282,860	14,453	3,060

	CME E-mini NASDAQ 100 Index Future	Long	6	March 2020	1,018,915	1,050,270	31,355	2,220

Investments in Derivatives (continued)

Futures Contracts (continued)

Equity Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	CME E-mini Russell 2000 Index Future	Long	6	March 2020	$493,956	$501,180	$7,224	$660

	CME Nikkei 225 Index Future	Long	5	March 2020	587,888	586,375	(1,513)	625

	CME Nikkei 225 Yen Index Future	Long	2	March 2020	216,017	215,591	(426)	183

	CME S&P 500 Index E-mini Future	Long	9	March 2020	1,430,925	1,453,995	23,070	3,465

	CME S&P MidCap 400 E-mini Future	Long	2	March 2020	410,532	412,960	2,428	380

	EOE Amsterdam Index Future	Long	2	January 2020	272,339	271,285	(1,054)	(486)

	EOP CAC 40 Index Future	Long	4	January 2020	267,642	267,862	220	(179)

	EUX DAX Index Future	Long	1	March 2020	375,351	371,465	(3,886)	(7)

	EUX EURO STOXX 50 Index Future	Long	7	March 2020	294,666	292,797	(1,869)	(3)

	EUX MDAX Index Future	Long	2	March 2020	316,669	318,125	1,456	3

	EUX MSCI Europe Index Future	Long	11	March 2020	300,517	301,003	486	1

	EUX STOXX 600 Banks Index Future	Long	39	March 2020	315,137	312,130	(3,007)	(5)

	EUX STOXX Europe 600 Index Future	Long	13	March 2020	300,922	301,704	782	1

	EUX Swiss Market New Index Future	Long	3	March 2020	323,283	326,162	2,879	5

	ICE FTSE 100 Index Future	Long	2	March 2020	198,440	198,663	223	(967)

	ICE FTSE 250 Index Future	Long	4	March 2020	232,031	232,070	39	(608)

	ICE MSCI EAFE Index Future	Long	5	March 2020	505,619	509,125	3,506	2,550

	ICE MSCI Emerging Markets Index Future	Long	7	March 2020	385,097	392,070	6,973	1,085

	MDE Mexican Bolsa Index Future	Short	(1)	March 2020	(23,824)	(23,395)	429	65

	MIL FTSE/MIB Index Future	Long	4	March 2020	525,915	525,180	(735)	(1)

	Montreal Exchange S&P/TSX 60 Index Future	Long	6	March 2020	935,180	935,567	387	(1,560)

	OMX Stockholm OMXS30 Index Future	Long	22	January 2020	420,558	415,333	(5,225)	7

	OSE TOPIX Index Future	Long	5	March 2020	785,633	791,956	6,323	10

	SGX FTSE China A50 Index Future	Long	24	January 2020	339,269	345,840	6,571	263

	SGX MSCI Singapore Index Future	Long	3	January 2020	83,173	82,866	(307)	(157)

	SGX MSCI Taiwan Index Future	Long	9	January 2020	416,261	413,640	(2,621)	(3,240)
	Aggregate Long Equity Futures Contracts		215		13,373,395	13,455,598	82,203	48
	Aggregate Short Equity Futures Contracts		(18)		(317,376)	(306,020)	11,356	(282,560)

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	13	March 2020	$852,880	$858,000	$5,120	$(8,710)

	ICE WTI Crude Oil Futures Contract	Long	2	February 2020	119,510	122,120	2,610	(1,240)

	NYMEX WTI Crude Oil Futures Contract	Long	3	February 2020	180,520	183,180	2,660	(1,860)
	Total Crude Oil		18		1,152,910	1,163,300	10,390	(11,810)

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2019

(Unaudited)

Investments in Derivatives (continued)

Futures Contracts (continued)

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Energy (continued)	Gas Oil

	ICE Low Sulphur Gas Oil Futures Contract	Long	13	February 2020	$795,900	$797,875	$1,975	$(10,475)

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	2	February 2020	170,260	169,915	(345)	(1,764)

	Natural Gas

	ICE Natural Gas Futures Contract	Short	(10)	February 2020	(139,684)	(119,351)	20,333	6,565

	NYMEX Natural Gas Futures Contract	Short	(25)	February 2020	(571,527)	(547,250)	24,277	(750)
	Total Natural Gas		(35)		(711,211)	(666,601)	44,610	5,815

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	3	February 2020	217,501	213,003	(4,498)	(4,221)
	Total Energy		1		1,625,360	1,677,492	52,132	(22,455)

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	5	January 2020	222,738	223,656	918	(2,281)

	LME Primary Aluminum Futures Contract	Short	(5)	January 2020	(221,731)	(223,656)	(1,925)	2,281

	LME Primary Aluminum Futures Contract	Short	(1)	Februray 2020	(45,481)	(45,024)	457	456
	Total Aluminum		(1)		(44,474)	(45,024)	(550)	456

	Copper

	CEC Copper Futures Contract	Long	3	March 2020	209,563	209,776	213	(2,738)

	LME Copper Futures Contract	Long	2	January 2020	308,613	307,925	(688)	(2,375)

	LME Copper Futures Contract	Short	(2)	January 2020	(310,300)	(307,925)	2,375	2,375

	LME Copper Futures Contract	Long	2	February 2020	310,763	308,425	(2,338)	(2,338)
	Total Copper		5		518,639	518,201	(438)	(5,076)

	Lead

	LME Lead Futures Contract	Long	2	January 2020	96,650	95,850	(800)	(800)

	LME Lead Futures Contract	Short	(2)	January 2020	(95,019)	(95,850)	(831)	800

	LME Lead Futures Contract	Short	(2)	February 2020	(97,075)	(96,287)	788	788
	Total Lead		(2)		(95,444)	(96,287)	(843)	788

	Nickel

	LME Nickel Futures Contract	Long	3	January 2020	256,824	251,424	(5,400)	(5,202)

	LME Nickel Futures Contract	Short	(3)	January 2020	(246,069)	(251,424)	(5,355)	5,202

	LME Nickel Futures Contract	Long	1	February 2020	84,000	84,000	—	84,000

	LME Nickel Futures Contract	Short	(3)	February 2020	(257,202)	(252,000)	5,202	5,202
	Total Nickel		(2)		(162,447)	(168,000)	(5,553)	89,202

Investments in Derivatives (continued)

Futures Contracts (continued)

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Industrial Metals (continued)	Zinc
	LME Zinc Futures Contract	Long	4	January 2020	$231,906	$228,100	$(3,806)	$(3,325)

	LME Zinc Futures Contract	Short	(4)	January 2020	(225,100)	(228,100)	(3,000)	3,325

	LME Zinc Futures Contract	Short	(3)	February 2020	(173,344)	(170,831)	2,513	2,513
	Total Zinc		(3)		(166,538)	(170,831)	(4,293)	2,513
	Total Industrial Metals		(3)		49,736	38,059	(11,677)	87,883

Agriculturals	Corn

	CBOT Corn Futures Contract	Short	(3)	March 2020	(56,438)	(58,163)	(1,725)	75

	Canola Oil

	ICE Canola Oil Futures Contract	Long	19	March 2020	139,942	139,908	(34)	(155)

	Rapeseed

	EOP Rapeseed Futures Contract	Long	64	February 2020	1,414,225	1,477,055	62,830	(4,370)

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Short	(16)	March 2020	(480,590)	(487,520)	(6,930)	(3,570)

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Long	23	March 2020	463,044	479,826	16,782	(8,844)

	Soybeans

	CBOT Soybean Futures Contract	Long	2	March 2020	94,925	95,550	625	300

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	6	March 2020	139,763	145,800	6,037	1,650

	CBOT Wheat Futures Contract	Long	7	March 2020	187,800	195,563	7,763	963

	EOP Mill Wheat Futures Contract	Long	92	March 2020	955,941	973,916	17,975	(1,256)
	Total Wheat		105		1,283,504	1,315,279	31,775	1,357
	Total Agriculturals		194		2,858,612	2,961,935	103,323	(15,207)

Precious Metals	Gold

	CEC Gold 100 oz Futures Contract	Long	5	February 2020	745,500	761,550	16,050	2,250

	TOCOM Gold Futures Contract	Long	9	October 2020	425,696	439,832	14,136	23
	Total Gold		14		1,171,196	1,201,382	30,186	2,273

	Palladium

	NYMEX Palladium Futures Contract	Long	2	March 2020	343,540	381,860	38,320	5,760

	Platinum

	NYMEX Platinum Futures Contract	Long	7	April 2020	330,980	342,230	11,250	3,315

	TOCOM Platinum Futures Contract	Long	11	October 2020	159,371	168,662	9,291	15
	Total Platinum		18		490,351	510,892	20,541	3,330

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2019

(Unaudited)

Investments in Derivatives (continued)

Futures Contracts (continued)

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Precious Metals (continued)	Silver
	CEC Silver Futures Contract	Long	4	March 2020	$352,375	$358,420	$6,045	$(1,600)
	Total Precious Metals		38		2,357,462	2,452,554	95,092	9,763

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	4	March 2020	98,828	96,378	(2,450)	747

	ICE Cocoa Futures Contract	Long	1	March 2020	26,770	25,400	(1,370)	770
	Total Cocoa		5		125,598	121,778	(3,820)	1,517

	Coffee

	ICE Coffee C Futures Contract	Long	5	March 2020	239,100	243,188	4,088	(4,594)

	Cotton

	ICE Cotton No. 2 Futures Contract	Long	8	March 2020	273,205	276,200	2,995	(2,040)

	Palm Oil

	KLSE Crude Palm Oil Futures Contract	Long	17	March 2020	298,827	317,101	18,274	(7,794)

	Sugar

	ICE Sugar 11 Futures Contract	Long	23	March 2020	344,826	345,699	873	(2,834)
	Total Foods & Fibers		58		1,281,556	1,303,966	22,410	(15,745)

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	4	March 2020	290,288	288,450	(1,838)	(638)

	Lean Hogs

	CME Lean Hogs Futures Contract	Short	(7)	February 2020	(193,140)	(199,990)	(6,850)	1,050

	Live Cattle

	CME Live Cattle Futures Contract	Long	10	February 2020	502,040	503,699	1,659	(2,001)
	Total Livestock		7		599,188	592,159	(7,029)	(1,589)
	Aggregate Long Commodity Futures Contracts		381		11,884,614	12,109,536	224,922	16,338
	Aggregate Short Commodity Futures Contracts		(86)		(3,112,700)	(3,083,371)	29,329	26,312
	Total Futures Contracts		1,270		$147,537,806	$147,889,749	$351,943	$(190,065)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$2,789,801	$—	$2,789,801
U.S. Government and Agency Obligations	—	18,513,156	—	18,513,156
Investments in Derivatives:
Futures Contracts*	351,943	—	—	351,943
Total	$351,943	$21,302,957	$—	$21,654,900

*	Represents net unrealized appreciation (depreciation).

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2019

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in Commodity derivatives are held at the Subsidiary level.

N/A	Not applicable

ASX	Austrailian Securities Exchange

CBOE	Chicago Board Options Exchange

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

EOE	Euronext Amsterdam

EOP	Euronext Paris

EUX	EUX Exchange

FTSE	Financial Times Stock Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

KLSE	Kuala Lumpur Stock Exchange

LME	London Metal Exchange

MDE	Mexican Derivatives Exchange

MIB	Milano Indice di Borsa

MIL	Milan Exchange

MSCI	Morgan Stanley Capital International

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

OMX	Stockholm Stock Exchange

OSE	Osaka Stock Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

S&P	Standard and Poor’s

SGX	Singapore Exchange Limited

TOCOM	Tokyo Commodity Exchange

WTI	West Texas Intermediate